Segment Information (Schedule Of Geographic Distribution Of Rigs By Segment) (Details)	Mar. 31, 2014
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	74	[1]
Floaters [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	29	[2]
Jackup [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	45	[2],[3]
North & South America (Excl. Brazil) [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	21	[1]
North & South America (Excl. Brazil) [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	9	[2]
North & South America (Excl. Brazil) [Member] | Jackup [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	12	[2],[3]
Brazil [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	6	[1]
Brazil [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	6	[2]
Brazil [Member] | Jackup [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	0	[2],[3]
Europe & Mediterranean [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	11	[1]
Europe & Mediterranean [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	1	[2]
Europe & Mediterranean [Member] | Jackup [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	10	[2],[3]
Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	16	[1]
Middle East & Africa [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	6	[2]
Middle East & Africa [Member] | Jackup [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	10	[2],[3]
Asia & Pacific Rim [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	14	[1]
Asia & Pacific Rim [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	4	[2]
Asia & Pacific Rim [Member] | Jackup [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	10	[2],[3]
Asia & Pacific Rim (under construction) [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	6	[1]
Asia & Pacific Rim (under construction) [Member] | Floaters [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	3	[2]
Asia & Pacific Rim (under construction) [Member] | Jackup [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs (in rigs)	3	[2],[3]

[1]	We provide management services on two rigs owned by third-parties not included in the table above.
[2]	The table above includes the five floaters classified as "held for sale" as of June 30, 2014, and ENSCO 85 which was sold during the quarter ended June 30, 2014.
[3]	In April 2014, we entered into an agreement with Lamprell plc to construct two premium jackup rigs (ENSCO 140 and ENSCO 141), which are scheduled for delivery during mid-2016. ENSCO 140 and ENSCO 141 are not included in the table above.